Disposal groups classified as held for sale (Details) € in Thousands	Mar. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€)
Disposal groups classified as held for sale
Assets	€ 34,336,099	€ 33,929,808	€ 35,500,515
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Assets	€ 896,531	€ 507,600
Disposal group classified as held for sale in Sub-Saharan Africa | Care Delivery
Disposal groups classified as held for sale
Number of renal dialysis clinics to be sold | item	46
Disposal group classified as held for sale in Guatemala, Curacao, Peru, Turkiye, Brazil, Colombia and Ecuador | Care Delivery | Non-recurring fair value measurement
Disposal groups classified as held for sale
Assets	€ 237,590